Employee benefits - Summary of Plan Assets Allocation by Category for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Equity instruments		₨ 53,818.9	₨ 46,698.4
Debt instruments		439,081.2	400,982.9
Property funds		50,785.8	47,889.7
Cash and Cash equivalents		26,733.1	63,445.3
Other		197,611.3	152,554.9
Derivatives		42,684.3	52,473.0
Total	$ 11,089.0	810,714.6	764,044.2
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		30,582.3	25,534.9
Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		13,452.2	11,598.3
Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		1,078.2	935.3
Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		7,537.3	6,547.4
Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		4,846.8	4,209.1
Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		26,904.4	23,408.3
Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		172,631.5	181,831.3
Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		159,542.1	149,000.6
Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		106,907.6	70,151.0
Other [Member]
Disclosure of defined benefit plans [line items]
Property funds		20,203.5	22,354.8
Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		49,939.4	44,428.9
Private market [Member]
Disclosure of defined benefit plans [line items]
Other		83,030.8	52,566.4
Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		64,641.1	55,559.6
Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		1,521.6	(3,367.2)
Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		36,326.0	50,976.4
Equity Protection Derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives		4,836.7	4,863.8
Level 1 [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		53,818.9	46,698.4
Debt instruments		320,847.5	298,281.9
Cash and Cash equivalents		26,733.1	63,445.3
Other		5,743.6
Total		407,143.1	408,425.6
Level 1 [Member] | Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		13,452.2	11,598.3
Level 1 [Member] | Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		1,078.2	935.3
Level 1 [Member] | Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		7,537.3	6,547.4
Level 1 [Member] | Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		4,846.8	4,209.1
Level 1 [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		26,904.4	23,408.3
Level 1 [Member] | Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		172,631.5	181,831.3
Level 1 [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		138,774.3	116,450.6
Level 1 [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		9,441.7
Level 1 [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		5,743.6
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		118,233.7	102,701.0
Property funds		50,785.8	47,889.7
Other		191,867.7	152,554.9
Derivatives		42,684.3	52,473.0
Total		403,571.5	355,618.6
Level 2 and 3 of fair value hierarchy [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		30,582.3	25,534.9
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		20,767.8	32,550.0
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		97,465.9	70,151.0
Level 2 and 3 of fair value hierarchy [Member] | Other [Member]
Disclosure of defined benefit plans [line items]
Property funds		20,203.5	22,354.8
Level 2 and 3 of fair value hierarchy [Member] | Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		49,939.4	44,428.9
Level 2 and 3 of fair value hierarchy [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other		83,030.8	52,566.4
Level 2 and 3 of fair value hierarchy [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		58,897.5	55,559.6
Level 2 and 3 of fair value hierarchy [Member] | Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		1,521.6	(3,367.2)
Level 2 and 3 of fair value hierarchy [Member] | Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		36,326.0	50,976.4
Level 2 and 3 of fair value hierarchy [Member] | Equity Protection Derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives		₨ 4,836.7	₨ 4,863.8